Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
13.
ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2021	2022
	RMB	RMB
Accrued payroll related expenses	114,496	108,868
Accrued advertising and marketing expenses	79,662	93,034
Accrued storage and transportation fees	38,269	31,264
Accrued leasehold improvement costs	33,370	12,621
Other taxes payable	22,886	17,863
Payable related to repurchase of ordinary shares	7,166	-
Refund obligation of sales return	4,530	3,739
Others	70,152	55,870
	370,531	323,259